Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lessee, operating lease, liability, to be paid, remainder of fiscal year	$ 116,994
Lessee, operating lease, liability, to be paid, year one	476,164	$ 462,295
Lessee, operating lease, liability, to be paid, year two	490,449	476,164
Lessee, operating lease, liability, to be paid, year three	206,864	490,449
Lessee, operating lease, liability, to be paid, year four		206,864
Total payments	1,290,471	1,635,772
Less: Interest	(133,359)	(211,834)
Operating lease liabilities	$ 1,157,112	$ 1,423,938	$ 1,737,386